Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Supplemental cash flow information for cash and non-cash activities is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Taxes paid, net of refunds	64	94	135
Interest paid, net of amounts capitalized	196	230	186
Noncash Investing and Financing Activities
Fair value adjustment to securities available for sale, net of tax	—	—	(2)
Capital lease obligations	7	38	33
Accrued capital expenditures	(22)	15	21
Asset retirement obligations	8	(2)	25
Accrued Kelsterbach capital expenditures	(14)	(33)	(7)
Accrued acquisition of intangibles	(2)	—	—
Lease incentives	6	3	—